OPTIONS (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of options outstanding
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2021	5,300,000	0.31	1.77
Issued	-	-	-
Exercised	(200,000)	0.25	0.65
Expired	-	-	-
June 30, 2022	5,100,000	$0.31	0.78
Issued	-	-	-
Exercised	-	-	-
Expired	(5,100,000)	0.31	-
June 30, 2023	-	$-	-

Schedule of fair value of stock options
Stock price	$0.19-0.405
Risk-free interest rate	0.33-1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	112-124%
Dividend yield	Nil